CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical)(Related Party KRW) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Online games-royalties and license fees related party revenue	12,455,000	24,125,000	23,890,000
Mobile games and applications related party revenue	4,992,000	3,296,000	4,604,000
Character merchandising, animation and other related party revenue	1,104,000	2,621,000	616,000
Cost of revenue	119,000	2,072,000	953,000
Selling, general and administrative expenses	123,000	605,000	588,000
Research and development	959,000	108,000	317,000